Revenues (Details) - Schedule of disaggregation of revenues - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	$ 136,046	$ 144,050
Total revenues recognized in point in time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	106,410	112,969
Total revenues recognized over time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	29,636	31,081
Products [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	93,795	99,196
Products [Member] | Total revenues recognized in point in time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	93,795	99,196
Services [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	42,251	44,854
Services [Member] | Total revenues recognized in point in time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	12,615	13,773
Services [Member] | Total revenues recognized over time [Member]
Revenues (Details) - Schedule of disaggregation of revenues [Line Items]
Total Revenues	$ 29,636	$ 31,081